                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2000

Check here if Amendment  [   ]; Amendment Number:
         This Amendment (Check only one):  [   ] is a restatement.
                                           [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Alleghany Asset Management, Inc.
Address:          171 North Clark Street
                  Chicago, IL  60601

Form 13F File Number:  28-7262

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Seymour A. Newman
Title:            Vice President and Chief Financial Officer
Phone:            312-223-2470

Signature, Place, and Date of Signing:


/s/Seymour A. Newman                      Chicago, IL                May 5, 2000
--------------------------------------------------------------------------------
      [Signature]                        [City, State]                  [Date]

Report Type (Check only one):

[   ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         Form 13F File Number               Name

               28-1590             Alleghany Corporation

                                   Montag & Caldwell, Inc.

                                   Veredus Asset Management LLC